Shareholder Report, Holdings (Details)	Nov. 30, 2024
C000131515 | United States
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000131515 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000131515 | India
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000131515 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000131515 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000131515 | Philippines
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000131515 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000131515 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000131515 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000131515 | Peru
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000131515 | Semiconductor Devices
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000131515 | Personal Care Products
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000131515 | Health Care Facilities
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000131515 | Semiconductor Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000131515 | Food & Drug Stores
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000131515 | Electronics Components
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000131515 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000131515 | Other Machinery & Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000131515 | Base Metals
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000131515 | Electronic Manufacturing Services & Original Design Manufacturer
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000131515 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000079787 | United States
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000079787 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000079787 | India
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000079787 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000079787 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000079787 | Philippines
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000079787 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000079787 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000079787 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000079787 | Peru
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000079787 | Semiconductor Devices
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000079787 | Personal Care Products
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000079787 | Health Care Facilities
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000079787 | Semiconductor Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000079787 | Food & Drug Stores
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000079787 | Electronics Components
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000079787 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000079787 | Other Machinery & Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000079787 | Base Metals
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000079787 | Electronic Manufacturing Services & Original Design Manufacturer
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000079787 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000131514 | Semiconductor Devices
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000131514 | Semiconductor Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000131514 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000131514 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000131514 | Large Pharma
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000131514 | Infrastructure Software
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000131514 | Application Software
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000131514 | Commercial & Residential Building Equipment & Systems
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000131514 | Measurement Instruments
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000131514 | Internet Media & Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000131514 | Specialty Apparel Stores
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000065109 | Semiconductor Devices
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000065109 | Semiconductor Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000065109 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000065109 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000065109 | Large Pharma
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000065109 | Infrastructure Software
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000065109 | Application Software
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000065109 | Commercial & Residential Building Equipment & Systems
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000065109 | Measurement Instruments
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000065109 | Internet Media & Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000065109 | Specialty Apparel Stores
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000131513 | Semiconductor Devices
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000131513 | Personal Care Products
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000131513 | Semiconductor Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000131513 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000131513 | Large Pharma
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000131513 | Infrastructure Software
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000131513 | Measurement Instruments
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000131513 | Industrial Wholesale & Rental
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000131513 | Basic & Diversified Chemicals
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000131513 | Diversified Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000131513 | Automotive Retailers
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000012979 | Semiconductor Devices
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000012979 | Personal Care Products
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000012979 | Semiconductor Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000012979 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000012979 | Large Pharma
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000012979 | Infrastructure Software
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000012979 | Measurement Instruments
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000012979 | Industrial Wholesale & Rental
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000012979 | Basic & Diversified Chemicals
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000012979 | Diversified Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000012979 | Automotive Retailers
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000160667 | Financials
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000160667 | Government
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000160667 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000160667 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000160667 | Communications
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000160667 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000160667 | Bank Time Deposits
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000160667 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000160667 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000160666 | Financials
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000160666 | Government
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000160666 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000160666 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000160666 | Communications
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000160666 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000160666 | Bank Time Deposits
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000160666 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000160666 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.10%